Schedule of investments
Delaware Ivy VIP Global Bond
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 70.22%
Argentina − 0.93%
Pampa Energia 144A 7.50% 1/24/27 #	150,000	$ 131,850
		131,850
Australia − 1.43%
Ausgrid Finance 144A 3.85% 5/1/23 #	200,000	201,395
		201,395
Brazil − 5.52%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	201,748
JSM Global 144A 4.75% 10/20/30 #	200,000	175,611
Nexa Resources 144A 6.50% 1/18/28 #	200,000	212,765
XP 144A 3.25% 7/1/26 #	200,000	189,654
		779,778
Canada − 1.28%
Rogers Communications 144A 3.80% 3/15/32 #	25,000	24,838
Royal Bank of Canada 4.65% 1/27/26	50,000	52,168
TransCanada PipeLines 4.25% 5/15/28	100,000	104,045
		181,051
Chile − 7.69%
Banco del Estado de Chile 144A 2.704% 1/9/25 #	200,000	198,672
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	205,755
Colbun 144A 4.50% 7/10/24 #	200,000	205,159
Empresa de Transporte de Pasajeros Metro 144A 3.65% 5/7/30 #	200,000	199,393
Enel Chile 4.875% 6/12/28	80,000	83,000
VTR Finance 144A 6.375% 7/15/28 #	200,000	194,151
		1,086,130
China − 5.36%
Alibaba Group Holding 3.40% 12/6/27	200,000	196,479
Baidu 1.625% 2/23/27	200,000	179,844
Lenovo Group 144A 3.421% 11/2/30 #	200,000	185,339
Weibo 3.50% 7/5/24	200,000	195,403
		757,065
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Colombia − 4.06%
Banco de Bogota 144A 5.375% 2/19/23 #	200,000	$ 204,615
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	200,000	178,430
Geopark 144A 5.50% 1/17/27 #	200,000	190,848
		573,893
Germany − 1.38%
Bayer US Finance II 144A 2.85% 4/15/25 #	200,000	194,526
		194,526
India − 5.48%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	200,000	181,286
Adani Green Energy 144A 4.375% 9/8/24 #	200,000	195,380
Power Finance 3.90% 9/16/29	200,000	191,760
State Bank of India 144A 4.875% 4/17/24 #	200,000	205,460
		773,886
Israel − 1.49%
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28 *	200,000	210,078
		210,078
Japan − 0.28%
Mitsubishi UFJ Financial Group 3.287% 7/25/27	40,000	39,703
		39,703
Kuwait − 1.30%
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	183,211
		183,211
Malaysia − 2.59%
Genm Capital Labuan 144A 3.882% 4/19/31 #	200,000	174,540
Gohl Capital 4.25% 1/24/27	200,000	190,960
		365,500
Mexico − 7.03%
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	151,192
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	200,000	197,302
Grupo Bimbo 144A 3.875% 6/27/24 #	200,000	204,316
Industrias Penoles 144A 4.15% 9/12/29 #	200,000	200,726
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Schedule of investments
Delaware Ivy VIP Global Bond (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Mexico (continued)
Orbia Advance 144A 1.875% 5/11/26 #	200,000	$ 187,704
Petroleos Mexicanos 6.70% 2/16/32	54,000	51,356
		992,596
New Zealand − 1.42%
ANZ New Zealand Int'l 144A 3.45% 1/21/28 #	200,000	200,484
		200,484
Peru − 3.78%
Banco de Credito del Peru 144A 4.25% 4/1/23 #	150,000	152,474
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	197,854
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	200,000	184,355
		534,683
Republic of Korea − 2.81%
Hyundai Capital Services 144A 3.00% 8/29/22 #	210,000	210,615
Kia 144A 1.75% 10/16/26 #	200,000	186,071
		396,686
Taiwan − 1.24%
TSMC Global 144A 1.00% 9/28/27 #	200,000	175,804
		175,804
Thailand − 1.44%
Bangkok Bank PCL 144A 4.05% 3/19/24 #	200,000	203,928
		203,928
United Arab Emirates − 1.33%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	195,730	188,035
		188,035
United Kingdom − 0.74%
NatWest Group 6.00% 12/19/23	100,000	104,324
		104,324
United States − 11.64%
Air Lease 2.875% 1/15/32 *	55,000	49,310
Aircastle 4.40% 9/25/23	100,000	100,447
Aptiv 3.25% 3/1/32 *	10,000	9,491
Autodesk 2.40% 12/15/31	20,000	17,867
	Principal amount°	Value (US $)
Corporate Bonds (continued)
United States (continued)
Bank of America
2.551% 2/4/28 μ	35,000	$ 33,476
3.593% 7/21/28 μ	125,000	125,386
4.375% 1/27/27 μ	25,000	23,558
BP Capital Markets America 2.721% 1/12/32	60,000	56,538
CDW 3.276% 12/1/28	20,000	18,876
Citigroup
3.057% 1/25/33 μ	35,000	32,739
3.07% 2/24/28 μ	35,000	34,127
3.52% 10/27/28 μ	125,000	123,999
Crown Castle International 4.00% 3/1/27	100,000	101,557
Eversource Energy 2.90% 3/1/27	35,000	34,355
General Motors Financial 3.10% 1/12/32 *	15,000	13,501
Goldman Sachs Group
1.542% 9/10/27 μ	20,000	18,306
3.102% 2/24/33 μ	15,000	14,155
3.615% 3/15/28 μ	50,000	49,992
3.814% 4/23/29 μ	100,000	100,868
HCA 144A 3.125% 3/15/27 #	20,000	19,573
JPMorgan Chase & Co.
2.963% 1/25/33 μ	50,000	47,190
3.54% 5/1/28 μ	118,000	118,460
4.00% 4/1/25 *, μ	50,000	47,275
Lancer Finance 144A 5.85% 12/12/16 #	100,000	0
Magallanes
144A 3.755% 3/15/27 #	75,000	74,989
144A 4.054% 3/15/29 #	15,000	15,092
144A 4.279% 3/15/32 #	15,000	15,085
Morgan Stanley 2.475% 1/21/28 μ	25,000	23,870
Nucor 3.125% 4/1/32	35,000	33,872
State Street 2.203% 2/7/28 *, μ	50,000	47,969
US Bancorp
2.215% 1/27/28 μ	30,000	28,690
2.677% 1/27/33 μ	30,000	28,554
Wells Fargo & Co.
3.526% 3/24/28 μ	20,000	19,976
4.30% 7/22/27	125,000	129,956
Workday
3.50% 4/1/27	10,000	10,004
3.70% 4/1/29	10,000	10,031
3.80% 4/1/32	15,000	14,990
		1,644,124
Total Corporate Bonds (cost $10,233,178)		9,918,730

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(Unaudited)
	Principal amount°	Value (US $)

Supranational Banks – 2.78%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	200,000	$ 192,959
Africa Finance 144A 4.375% 4/17/26 #	200,000	200,228
Total Supranational Banks (cost $398,395)		393,187

US Treasury Obligations – 21.16%
US Treasury Notes
0.375% 7/31/27	200,000	179,359
0.375% 9/30/27	300,000	267,891
0.625% 11/30/27	100,000	90,301
0.75% 4/30/26	400,000	372,633
0.875% 11/15/30	185,000	163,870
1.00% 7/31/28	200,000	183,035
1.875% 2/28/27 *	135,000	131,403
2.25% 4/15/22	1,400,000	1,401,051
2.25% 11/15/25	75,000	74,253
2.375% 5/15/27	125,000	124,492
Total US Treasury Obligations (cost $3,111,939)		2,988,288
	Notional amount
Options Purchased – 0.03%
Foreign Currency Put Options – 0.03%
CAD versus JPY strike price $86, expiration date 8/4/22, notional amount JPY49,106,000 (JPMCB)	571,000	1,504
GBP versus JPY strike price $148, expiration date 8/4/22, notional amount JPY56,684,000 (JPMCB)	383,000	3,119
Total Options Purchased (cost $10,980)		4,623

	Number of shares	Value (US $)
Short-Term Investments – 4.97%
Money Market Mutual Fund – 4.97%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	702,776	$ 702,776
Total Short-Term Investments (cost $702,776)		702,776
Total Value of Securities Before Options Written−99.16% (cost $14,457,268)		14,007,604

Securities Lending Collateral – 0.93%
Money Market Mutual Fund − 0.93%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	131,032	131,032
Total Securities Lending Collateral (cost $131,032)		131,032
	Number of contracts
Options Written – (0.01)%
Foreign Currency Call Options – (0.01)%
CAD versus JPY strike price $81, expiration date 8/4/22, notional amount JPY(46,251,000) (JPMCB)	(571,000)	(666)
GBP versus JPY strike price $140, expiration date 8/4/22, notional amount JPY(53,620,000) (JPMCB)	(383,000)	(1,276)
Total Options Written (cost $(3,943))		(1,942)
Total Value of Securities−100.08% (cost $14,584,357)		14,136,694■
Obligation to Return Securities Lending Collateral — (0.93%)	(131,032)
Receivables and Other Assets Net of Liabilities — 0.85%	119,854
Net Assets Applicable to 2,934,801 Shares Outstanding — 100.00%	$14,125,516
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-IV081 [3/22] 5/22 (2218333)    3

Schedule of investments
Delaware Ivy VIP Global Bond (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $6,987,657, which represents 49.47% of the Fund's net assets.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
■	Includes $378,940 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $257,630.
4    NQ-IV081 [3/22] 5/22 (2218333)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2	US Treasury 5 yr Notes	$229,375	$234,878	6/30/22	$(5,503)	$281
Summary of abbreviations:
JPMCB – JPMorgan Chase Bank
yr – Year
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar
NQ-IV081 [3/22] 5/22 (2218333)    5